Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Current assets
Cash and cash equivalents	$ 40,686	$ 98,998
Restricted cash	56,714	25,831
Trade accounts receivable	20,824	9,122
Other receivables and prepaid expenses	5,160	7,516
Amounts due from related parties	7,128	0
Inventories	1,339	89
Total current assets	131,851	141,556
Long-term assets
Restricted cash	136,559	146,552
Vessels and equipment, net	1,730,676	1,501,170
Vessel under capital lease, net	116,727	122,253
Intangible assets, net	99,096	16,032
Deferred charges	13,676	13,356
Other non-current assets	16,753	15,283
Total assets	2,245,338	1,956,202
Current liabilities
Short-term debt due to related parties	0	20,000
Current portion of long term-debt	121,739	124,221
Trade accounts payable	3,959	2,621
Accrued expenses	21,230	21,700
Amounts due to related parties	0	9,851
Other current liabilities	119,084	99,481
Total current liabilities	266,012	277,874
Long-term liabilities
Long-term debt	1,223,049	908,311
Obligations under capital lease	143,112	150,997
Other long-term liabilities	16,650	17,281
Total liabilities	$ 1,648,823	$ 1,354,463
Commitments and contingencies
Partners’ capital:
Common unitholders: 45,167,096 units issued and outstanding at December 31, 2015 and 45,663,096 units issued and outstanding at December 31, 2014	$ 486,533	$ 490,824
Subordinated unitholders: 15,949,831 units issued and outstanding at December 31, 2015 and 2014	12,649	12,063
General partner interest: 1,257,408 units issued and outstanding at December 31, 2015 and 2014	40,293	33,320
Total partners’ capital	539,475	536,207
Accumulated other comprehensive loss	(9,725)	(2,086)
Total stockholders' equity	529,750	534,121
Non-controlling interest	66,765	67,618
Total equity	596,515	601,739
Total liabilities and equity	$ 2,245,338	$ 1,956,202